Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,570,563	$ 874,143	¥ 3,363,942
Short-term deposits	2,860,000	448,796	7,566,250
Restricted cash			2,130
Accounts receivable, net of allowance for doubtful accounts of RMB15,390 and RMB15,127 as of December 31, 2020 and 2021, respectively	205,225	32,204	200,831
Prepaid expenses and other current assets	775,072	121,626	613,696
Total current assets	9,410,860	1,476,769	11,746,849
Long-term deposits	7,200,000	1,129,837	5,550,000
Long-term restricted cash	76,471	12,000
Right-of-use assets, net	257,934	40,475	278,175
Property and equipment, net	180,664	28,350	265,765
Intangible assets,net	27,320	4,287	687,211
Rental deposits	19,204	3,014	21,794
Long-term investments	820,006	128,677	454,996
Other non-current assets	83,930	13,170	94,868
Deferred tax assets	34,849	5,469	32,495
Goodwill	0	0	4,088,403
Total assets	18,111,238	2,842,048	23,220,556
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB 607,430 and RMB635,635 as of December 31, 2020 and 2021, respectively)	726,207	113,957	699,394
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB 501,695 and RMB519,237 as of December 31, 2020 and 2021, respectively)	539,967	84,733	511,617
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB311,352 and RMB304,892 as of December 31, 2020 and 2021, respectively)	911,050	142,964	854,835
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Company of RMB19,462 and RMB5,016 as of December 31, 2020 and 2021, respectively)	5,016	787	19,462
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB11,225 and RMB31,595 as of December 31, 2020 and 2021, respectively)	162,950	25,570	132,793
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB 60,226 and RMB58,183 as of December 31, 2020 and 2021, respectively)	125,773	19,737	236,490
Deferred consideration in connection with business acquisitions (including deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2020 and 2021, respectively)	44,802	7,030	62,149
Total current liabilities	2,515,765	394,778	2,516,740
Deferred tax liabilities	213,384	33,485	171,803
Share-based compensation liability			875,616
Lease liabilities	103,105	16,179	136,436
Other non-current liabilities	128,095	20,101	25,666
Total liabilities	7,525,641	1,180,937	8,385,227
Commitments and contingencies (Note 17)
Equity
Treasury stock	(1,595,339)	(250,344)	(732,474)
Additional paid-in capital	7,214,698	1,132,144	6,743,172
Retained earnings	4,677,635	734,023	8,444,086
Accumulated other comprehensive income	149,368	23,439	183,922
Non-controlling interest	138,958	21,806	196,349
Total equity	10,585,597	1,661,111	14,835,329
Total liabilities and equity	18,111,238	2,842,048	23,220,556
Senior Notes [Member]
Current liabilities
Convertible senior notes	4,565,292	716,394	4,658,966
Class A Common Stock [Member]
Equity
Ordinary shares, value	226	35	223
Class B Common Stock [Member]
Equity
Ordinary shares, value	¥ 51	$ 8	¥ 51